Statements of Cash Flows - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from Operating Activities:
Net loss	$ (74,407,000)	$ (79,540,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,037,000	5,502,000
Stock-based compensation	5,897,000	6,322,000
Change in fair value of derivative and warrant liability	1,846,000	4,920,000
Amortization of debt issuance cost	1,068,000	4,746,000
Non-cash lease amortization		3,586,000
Loss upon extinguishment of debt	3,775,000
Deferred taxes	(2,282,000)	113,000
Changes in current assets and current liabilities:
Accounts receivable	(1,890,000)	1,515,000
Prepaid expenses and other current assets	(320,000)	(1,085,000)
Operating lease liabilities		(3,565,000)
Other assets, non-current		(1,470,000)
Accounts payable	1,174,000	424,000
Accrued liabilities	1,291,000	3,671,000
Deferred rent	640,000
Deferred revenue	10,341,000	(10,281,000)
Other liabilities, non-current	526,000	(1,035,000)
Net cash (used in) operating activities	(46,304,000)	(66,177,000)
Cash Flows from Investing Activities:
Purchases of property and equipment	(2,162,000)	(636,000)
Maturities of short-term investments	13,610,000
Net cash (used in) provided by investing activities	11,448,000	(636,000)
Cash flows from Financing Activities:
Proceeds from issuance of convertible notes, net of issuance cost	40,000,000	14,905,000
Proceeds from note payable, net of issuance cost		29,833,000
Proceeds from issuance of preferred stock	16,000,000
Proceeds from the exercise of common stock options	254,000	2,490,000
Payment of finance and capital lease obligations	(3,000,000)	(2,575,000)
Proceeds from the exercise of warrants for redeemable convertible preferred stock	200,000
Net cash provided by financing activities	53,454,000	44,653,000
Net change in cash	18,598,000	(22,160,000)
Cash, beginning of the year	26,384,000	44,982,000
Cash, end of the year	44,982,000	22,822,000
Cash and cash equivalents	43,692,000	21,626,000
Current portion of restricted cash equivalents	230,000	460,000
Non-current portion of restricted cash equivalents	1,060,000	736,000
Total cash, cash equivalents, and restricted cash equivalents shown in the consolidated statements of cash flows	44,982,000	22,822,000
Cash paid during the year for:
Interest	412,000	2,631,000
Income taxes	738,000	234,000
Noncash investing and financing activities
Operating lease liabilities and right-of-use assets through adoption of Topic 842		11,428,000
Operating lease liabilities arising from obtaining right-of-use assets		3,422,000
Property and equipment acquired under capital leases or debt	257,000	584,000
Debt discount through issuance of common stock warrants		3,843,000
Debt discount through issuance of convertible note with derivative liability	6,520,000
Extinguishment of derivative liability	(5,377,000)
Non-cash debt discount		525,000
Issues of series C redeemable convertible preferred stock for exercise of warrants		5,816,000
Issues of series B redeemable convertible preferred stock for exercise of warrants	1,931,000
Deemed dividend from exchange of series D-3A redeemable convertible preferred stock for series D-3	3,182,000
Conversion of convertible notes to series D-3A redeemable convertible preferred stock	30,664,000
Archimedes Tech Spac Partners Co
Cash flows from Operating Activities:
Net loss	(716)	(981,884)
Changes in current assets and current liabilities:
Prepaid expenses and other current assets		(98,066)
Accrued expenses		247,868
Due to related party	716	1,100
Net cash (used in) operating activities		(864,358)
Unrealized gain on change in fair value of warrants		(22,793)
Interest earned on marketable securities held in Trust Account		(10,583)
Cash Flows from Investing Activities:
Investment held in Trust Account		(133,000,000)
Net cash (used in) provided by investing activities		(133,000,000)
Cash flows from Financing Activities:
Proceeds from IPO and over-allotment		133,000,000
Payment of underwriting fees		(2,660,000)
Proceeds from private placement		4,160,000
Proceeds from issuance of promissory note to related party		125,000
Payment to promissory note to related party		(125,000)
Proceeds from issuance of common stock to initial stockholders		25,000
Payment of deferred offering costs		(425,347)
Net cash provided by financing activities		134,099,653
Net change in cash		235,295
Cash, beginning of the year
Cash, end of the year		235,295
Cash and cash equivalents		235,295
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption		124,413,913
Reclassification of offering costs related to Public Shares		(4,779,936)
Accretion of common stock to redemption value		13,366,023
Accretion of common stock to redemption value (interest earned on trust account)		10,583
Forfeiture of founder shares		13
Initial classification of warrant liability		$ 270,307